Debt Financing (Details 2) (USD $)										0 Months Ended	2 Months Ended							2 Months Ended			6 Months Ended		0 Months Ended	2 Months Ended	0 Months Ended			0 Months Ended				0 Months Ended			2 Months Ended		0 Months Ended				2 Months Ended				0 Months Ended	2 Months Ended					2 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Predecessor	Jun. 30, 2014 Senior bonds issued August 2010	Aug. 20, 2010 Senior secured bonds 6.5 % due September 2014 Predecessor	Aug. 20, 2010 Senior secured bonds 6.75% Due September 2016 Predecessor	Aug. 20, 2010 Senior secured bonds 7.125% Due September 2018 Predecessor	Mar. 11, 2014 Revolving credit facility AerCap Ireland Capital Limited	Jun. 30, 2014 Secured Debt	Jun. 30, 2014 Secured Debt Senior bonds issued August 2010	Aug. 20, 2010 Secured Debt Senior bonds issued August 2010 Predecessor aircraft	Jun. 30, 2014 Secured Debt Senior bonds issued August 2010 Minimum	Jun. 30, 2014 Secured Debt Senior bonds issued August 2010 Maximum	Jun. 30, 2014 Secured Debt 2004 ECA facility Non-restricted subsidiary	Jun. 30, 2014 Secured Debt 2004 ECA facility Non-restricted subsidiary Predecessor	Dec. 31, 2013 Secured Debt 2004 ECA facility Non-restricted subsidiary Predecessor	Jun. 30, 2014 Secured Debt 2004 ECA facility Non-restricted subsidiary Minimum	Jun. 30, 2014 Secured Debt 2004 ECA facility Non-restricted subsidiary Maximum	Jun. 30, 2014 Secured Debt 2004 ECA facility LIBOR Non-restricted subsidiary	Jun. 30, 2014 Secured Debt 1999 ECA facility Non-restricted subsidiary	Jun. 30, 2014 Secured Debt Aggregated 1999 ECA facility and 2004 ECA facility Non-restricted subsidiary Maximum	Jun. 30, 2014 Secured Debt Ex-Im Financings Consolidated subsidiary issuer aircraft	Dec. 19, 2012 Secured Debt Ex-Im Financings Consolidated subsidiary issuer Predecessor	Apr. 05, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017 Predecessor	Jun. 30, 2014 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary aircraft	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary Predecessor aircraft subsidiary	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary Predecessor	Jun. 30, 2014 Secured Debt 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary Maximum	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Non-restricted subsidiary Predecessor	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Non-restricted subsidiary Predecessor	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Predecessor	Jun. 30, 2014 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Non-restricted subsidiary	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 LIBOR Predecessor	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Base rate Predecessor	Jun. 30, 2014 Secured Debt 2014 Secured Term Loan	Jun. 30, 2014 Secured Debt 2014 Secured Term Loan Period during first six months of term of debt	Jun. 30, 2014 Secured Debt 2014 Secured Term Loan Maximum Period during first six months of term of debt	Mar. 06, 2014 Secured Debt 2014 Secured Term Loan Non-restricted subsidiary Predecessor aircraft	Dec. 31, 2013 Secured Debt 2014 Secured Term Loan Non-restricted subsidiary Predecessor	Jun. 30, 2014 Secured Debt 2014 Secured Term Loan Consolidated subsidiary issuer	Mar. 06, 2014 Secured Debt 2014 Secured Term Loan Consolidated subsidiary issuer Predecessor subsidiary	Jun. 30, 2014 Secured Debt 2014 Secured Term Loan Consolidated subsidiary issuer Maximum	Jun. 30, 2014 Secured Debt 2014 Secured Term Loan LIBOR Consolidated subsidiary issuer	Jun. 30, 2014 Secured Debt 2014 Secured Term Loan Base rate Consolidated subsidiary issuer	Jun. 30, 2014 Secured Debt Temescal facility Non-restricted subsidiary	Mar. 30, 2011 Secured Debt Temescal facility Non-restricted subsidiary Predecessor aircraft subsidiary	Jun. 30, 2014 Secured Debt Temescal facility LIBOR Non-restricted subsidiary	Jun. 30, 2014 Secured Debt Temescal facility Base rate Non-restricted subsidiary	Jun. 30, 2014 Unsecured Debt 2014 Credit Facility AerCap Ireland Capital Limited	May 15, 2014 Unsecured Debt 2014 Credit Facility AerCap Ireland Capital Limited	Mar. 31, 2014 Unsecured Debt 2014 Credit Facility AerCap Ireland Capital Limited	Jun. 30, 2014 Unsecured Debt 2014 Credit Facility LIBOR AerCap Ireland Capital Limited	Jun. 30, 2014 Unsecured Debt 2014 Credit Facility Base rate AerCap Ireland Capital Limited
Debt financings
Maximum borrowing capacity							$ 2,300,000,000																																					$ 1,500,000,000				$ 2,300,000,000	$ 2,750,000,000	$ 2,300,000,000
Debt issued amount			3,900,000,000	1,350,000,000	1,275,000,000	1,275,000,000				3,900,000,000												287,000,000			900,000,000															1,500,000,000
Interest rate on debt (as a percent)				6.50%	6.75%	7.125%															1.492%
Number of aircraft designated as collateral										174											2			53	62												85								54
Number of days' notice that the entity must provide for the redemption of notes											30 days	60 days
Prepayment penalty percentage											1.00%																								1.00%
Amount of sinking fund									0
Debt discount, amortization period													10 years						10 years
New financing availability													0						0
Credit facility, amount outstanding													1,300,000,000						0																									1,200,000,000
Segregated security deposits, overhaul rentals and rental payments	546,690,000	464,824,000												472,800,000	450,400,000																			41,500,000
Variable rate basis																		LIBOR										LIBOR	Base Rate			LIBOR	Base Rate									LIBOR	Base Rate			LIBOR	Base Rate				LIBOR	base rate
Interest rate at period end (as a percent)																0.2897%	4.711%
Margin added to variable rate basis (as a percent)																												4.00%	3.00%			2.75%	1.75%									2.75%	1.75%			2.75%	1.75%				2.25%
Number of subsidiaries entered into loan agreement																									1															1					1
Initial maximum borrowing capacity																																													1,300,000,000
Appraised value								9,000,000,000																		1,660,000,000					1,210,000,000							2,500,000,000							2,400,000,000
Loan-to-value ratio (as a percent)																				50.00%					54.00%						61.80%														65.00%
Write off of unamortized deferred financing costs																							2,900,000
Debt	25,743,723,000	21,440,857,000																												750,000,000
Number of aircraft owned by SPEs of which equity was transferred into the structure																																					43
Advance rate as a percentage of initial appraised value of aircraft owned and pledged as collateral																																									60.30%
Proceeds released to date from pledged cash collateral account																																							1,500,000,000	797,000,000
Number of aircraft owned by remaining SPEs of which equity is to be transferred into the structure																																					42
Required loan-to-value ratio (as a percent)																											63.00%														70.00%
Interest rate floor (as a percent)																												1.00%				0.75%										0.75%
Period after closing date voluntary prepayment of loan is subject to penalty																																				6 months
Prepayment of debt																							$ 150,000,000